Subsequent Event Subsequent Event (Notes)	12 Months Ended
Dec. 31, 2013
Subsequent Event [Line Items]
Subsequent Events [Text Block]
20. Subsequent Events
Effective April 1, 2014, HLAI terminated its reinsurance agreement with White River Life Reinsurance ("WRR"), following receipt of approval from the State of Connecticut Insurance Department ("CTDOI") and Vermont Department of Financial Regulation. As a result, the Company reclassified $310 in aggregate reserves for annuity contracts from funds withheld within Other liabilities to Other policyholder funds and benefits payable. The Company recognized a gain of approximately $215 resulting from the termination of derivatives associated with the reinsurance transaction. In addition, the Company received a capital contribution of approximately $1 billion from The Hartford in support of this transaction as the economics related to HLAI's business are no longer reinsured to WRR. This capital contribution was funded by WRR paying off the $655 surplus note and returning approximately $345 in capital to The Hartford.
Effective March 3, 2014 The Hartford made HLA the single nationwide underwriting company for its Group Benefits business by capitalizing HLA to support the Group Benefits business and separating it from the legal entities that support The Hartford's Talcott Resolution operating segment. On January 30, 2014, The Hartford received approval from the CTDOI for HLAI and the Company to dividend approximately $800 of cash and invested assets to HLA and this dividend was paid on February 27, 2014.   All of the issued and outstanding equity of the Company was then distributed from HLA to HLI.
On April 28, 2014, HLI entered into a Stock Purchase Agreement ("Agreement") to sell to ORIX Life Insurance Corporation ("Buyer"), a subsidiary of ORIX Corporation, a Japanese company, all of the issued and outstanding equity of HLIKK.
Under the terms of the Agreement, and subject to regulatory approval, on closing HLIKK will recapture certain risks reinsured to the Company and HLAI by terminating intercompany agreements. Upon closing, Buyer will be responsible for all liabilities for the recaptured business. HLAI will, however, continue to be obligated for approximately $1.1 billion of fixed payout annuities related to the 3Win product formerly written by HLIKK. This recapture transaction is not expected to have a material impact on the Company’s condensed consolidated results of operations, financial position or liquidity.